U. S. Securities and
                         Exchange Commission Washington,
                                   D.C. 20549

                                   Form 24f-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2

1. Name and Address of Issuer:
     Separate Account VA-8 of Transamerica Life Insurance and Annuity Company Transamerica Life Insurance and Annuity Company
     401 N. Tryon Street
     Charlotte, NC  28202

2.   Name of each series or class of funds for which this notice is filed:
     Separate Account VA-8 of Transamerica Life Insurance and Annuity Company

3. Investment Company Act File Number 811-09859 Securities Act File Number 333-32664

4a.  Last day of fiscal year for which this notice is filed: 12/31/04

4b. Check box if this notice is being filed late (more than 90 calendar days after the end of issuer's fiscal year)

4c.  Check box if this is the last time the issuer will be filing this Form

5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24(f): $16,210,624

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $8,446,925

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

     (iv) Total  available  redemption  credits  (add  Items  5(ii) and  5(iii):
          $8,446,925

     (v) Net sales - If Item 5(i) is greater than Item 5(iv), subtract Item 5(iv) from Item 5(i): $7,763,699

     (vi) Redemption credits available for use in future years - If Item 5(i) is less than $0 Item 5(iv), subtract Item 5(iv) from Item 5(i):

     (vii) Multiplier for determining registration fee: .0001177

     (viii) Registration fee due (multiply Item 5(v) by Item 5(vii) - (enter "0" if no fee is due): $913.79

6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 243-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here:


If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) $913.79 plus line 7):

9. Date the registration fee and any interest payment was sent to the Commission's lock-box depository:

         Method of Delivery:
         [x] Wire Transfer
         [  ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                  TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


                  By:      /s/David M. Goldstein
                               David M. Goldstein
                           Senior Vice President


             SEPARATE ACCOUNT VA-8 OF
         TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


                  By:      /s/David M. Goldstein
                           David M. Goldstein
                           Senior Vice President


DATE: March 24, 2005